UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL VALUE FUND

FORM N-Q

JANUARY 31, 2016

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 1.0%
Europcar Groupe SA	234,550	$2,665,394	*(a)(b)

Automobiles - 1.8%
Honda Motor Co., Ltd.	185,365	5,024,272	(b)

Hotels, Restaurants & Leisure - 2.3%
Carnival PLC	130,341	6,496,755	(b)

Household Durables - 4.5%
Iida Group Holdings Co., Ltd.	333,017	5,923,252	(b)
Sony Corp.	283,808	6,790,525	(b)

Total Household Durables		12,713,777

Textiles, Apparel & Luxury Goods - 0.5%
ANTA Sports Products Ltd.	532,905	1,288,735	(b)

TOTAL CONSUMER DISCRETIONARY		28,188,933

CONSUMER STAPLES - 7.9%
Beverages - 1.1%
Diageo PLC	116,190	3,127,944	(b)

Food Products - 6.8%
Aryzta AG	62,970	2,879,238	*(b)
Danone SA	79,137	5,457,900	(b)
Marine Harvest ASA	426,113	5,802,434	(b)
Nestle SA, Registered Shares	67,199	4,949,638	(b)

Total Food Products		19,089,210

TOTAL CONSUMER STAPLES		22,217,154

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
BP PLC	901,537	4,884,760	(b)
Gazprom PAO, Sponsored ADR	385,075	1,382,419
Gazprom PAO, Sponsored ADR	28,406	102,753	(b)
Total SA	104,468	4,648,157	(b)

TOTAL ENERGY		11,018,089

FINANCIALS - 21.0%
Banks - 9.4%
Banco Santander SA	441,796	1,907,987	(b)
Barclays PLC	1,451,771	3,877,357	(b)
BNP Paribas SA	87,984	4,181,697	(b)
China Construction Bank Corp., Class H Shares	6,015,462	3,722,133	(b)
Lloyds Banking Group PLC	2,889,148	2,710,074	(b)
Standard Chartered PLC	255,201	1,729,132	(b)
Sumitomo Mitsui Financial Group Inc.	171,321	5,753,421	(b)
Turkiye Garanti Bankasi AS	941,470	2,372,699	(b)

Total Banks		26,254,500

Capital Markets - 4.6%
Daiwa Securities Group Inc.	1,051,422	6,646,807	(b)
Korea Investment Holdings Co., Ltd.	39,788	1,562,262	(b)
UBS Group AG, Registered Shares	288,076	4,756,365	(b)

Total Capital Markets		12,965,434

Diversified Financial Services - 1.0%
Far East Horizon Ltd.	3,622,470	2,778,693	(b)

Insurance - 3.7%
Aviva PLC	480,033	3,315,169	(b)
AXA SA	289,470	7,168,588	(b)

Total Insurance		10,483,757

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 1.1%
ICADE	41,200	$2,928,317	(b)

Real Estate Management & Development - 1.2%
Leopalace21 Corp.	596,430	3,295,520	*(b)

TOTAL FINANCIALS		58,706,221

HEALTH CARE - 5.6%
Pharmaceuticals - 5.6%
Bayer AG, Registered Shares	34,866	3,911,164	(b)
H. Lundbeck A/S	132,953	4,347,809	*(b)
Sanofi	34,543	2,900,528	(b)
Teva Pharmaceutical Industries Ltd., Sponsored ADR	74,366	4,572,022

TOTAL HEALTH CARE		15,731,523

INDUSTRIALS - 19.9%
Aerospace & Defense - 1.1%
Safran SA	45,496	2,968,806	(b)

Airlines - 2.5%
Japan Airlines Co., Ltd.	186,115	6,965,746	(b)

Building Products - 5.0%
LIXIL Group Corp.	261,230	5,503,410	(b)
Tarkett SA	162,571	4,329,880	(b)
Wienerberger AG	281,652	4,314,786	(b)

Total Building Products		14,148,076

Commercial Services & Supplies - 3.4%
G4S PLC	1,182,242	3,853,413	(b)
Shanks Group PLC	3,009,122	3,809,151	(b)
Séché Environnement	73,764	1,956,914	(b)

Total Commercial Services & Supplies		9,619,478

Construction & Engineering - 2.9%
Bouygues SA	143,715	5,626,025	(b)
Chicago Bridge & Iron Co. NV	67,360	2,614,915

Total Construction & Engineering		8,240,940

Electrical Equipment - 0.4%
Saft Groupe SA	39,870	1,045,309	(b)

Industrial Conglomerates - 1.5%
Orkla ASA	519,504	4,209,568	(b)

Machinery - 0.8%
CIMC Enric Holdings Ltd.	4,193,760	2,117,061	(b)

Marine - 0.6%
A.P. Moeller - Maersk A/S, Class B Shares	1,318	1,693,310	(b)

Professional Services - 1.7%
Adecco SA, Registered Shares	75,512	4,661,319	*(b)

TOTAL INDUSTRIALS		55,669,613

INFORMATION TECHNOLOGY - 10.0%
Communications Equipment - 1.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	479,454	4,227,528	(b)

Electronic Equipment, Instruments & Components - 5.3%
Hitachi Ltd.	984,282	4,858,053	(b)
Kyocera Corp.	98,092	3,943,034	(b)
LG Display Co., Ltd., ADR	210,111	1,901,505
TDK Corp.	75,945	4,163,749	(b)

Total Electronic Equipment, Instruments & Components		14,866,341

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
IT Services - 1.7%
Indra Sistemas SA	296,387	$2,931,819	*(b)
Travelsky Technology Ltd., Class H Shares	1,281,187	1,960,263	(b)

Total IT Services		4,892,082

Semiconductors & Semiconductor Equipment - 1.0%
Ambarella Inc.	70,130	2,782,759	*

Technology Hardware, Storage & Peripherals - 0.5%
Toshiba Corp.	798,421	1,337,155	*(b)

TOTAL INFORMATION TECHNOLOGY		28,105,865

MATERIALS - 8.7%
Chemicals - 3.0%
Akzo Nobel NV	75,720	4,860,526	(b)
Incitec Pivot Ltd.	1,659,940	3,677,044	(b)

Total Chemicals		8,537,570

Construction Materials - 1.4%
HeidelbergCement AG	53,266	3,909,110	(b)

Containers & Packaging - 0.6%
Greatview Aseptic Packaging Co., Ltd.	4,277,060	1,783,948	(b)

Metals & Mining - 3.2%
Norsk Hydro ASA	979,496	3,290,239	(b)
POSCO	17,640	2,627,765	(b)
ThyssenKrupp AG	191,619	2,953,029	(b)

Total Metals & Mining		8,871,033

Paper & Forest Products - 0.5%
Duratex SA	1,007,736	1,335,317

TOTAL MATERIALS		24,436,978

TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 4.7%
Deutsche Telekom AG, Registered Shares	272,999	4,739,117	(b)
Koninklijke KPN NV	1,628,755	6,314,536	(b)
KT Corp.	100,064	2,281,304	(b)

Total Diversified Telecommunication Services		13,334,957

Wireless Telecommunication Services - 1.6%
Vodafone Group PLC	1,381,159	4,418,166	(b)

TOTAL TELECOMMUNICATION SERVICES		17,753,123

UTILITIES - 1.0%
Multi-Utilities - 1.0%
Engie SA	164,476	2,642,948	(b)

TOTAL COMMON STOCKS (Cost - $303,220,940)		264,470,447

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.5%
Itau Unibanco Holding SA, Sponsored ADR (Cost - $2,462,743)	240,664	1,513,777

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $305,683,683)		265,984,224

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $13,758,630)	0.355%	13,758,630	$13,758,630

TOTAL INVESTMENTS - 99.8% (Cost - $319,442,313#)			279,742,854
Other Assets in Excess of Liabilities - 0.2%			512,117

TOTAL NET ASSETS - 100.0%			$280,254,971

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$1,382,419	$9,635,670	—	$11,018,089
Health care	4,572,022	11,159,501	—	15,731,523
Industrials	2,614,915	53,054,698	—	55,669,613
Information technology	4,684,264	23,421,601	—	28,105,865
Materials	1,335,317	23,101,661	—	24,436,978
Other common stocks	—	129,508,379	—	129,508,379
Preferred stocks	1,513,777	—	—	1,513,777

Total long-term investments	$16,102,714	$249,881,510	—	$265,984,224

Short-term investments†	13,758,630	—	—	13,758,630

Total investments	$29,861,344	$249,881,510	—	$279,742,854

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2016, securities valued at $249,881,510 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,921,722
Gross unrealized depreciation	(57,621,181)

Net unrealized depreciation	$(39,699,459)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016